Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
Dividends
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued[1]
Common - Annual Variable Dividends:
December 2020	January 2021	$4.50	$2,635.9
December 2019	January 2020	2.25	1,316.9
December 2018	February 2019	2.5140	1,467.9
December 2017	February 2018	1.1247	655.1

Common - Quarterly Dividends:
December 2020	January 2021	0.10	58.6
August 2020	October 2020	0.10	58.6
May 2020	July 2020	0.10	58.5
February 2020	April 2020	0.10	58.5
December 2019	January 2020	0.10	58.5
August 2019	October 2019	0.10	58.5
May 2019	July 2019	0.10	58.4
February 2019	April 2019	0.10	58.4

Preferred Dividends:
December 2020	March 2021	26.875	13.4
August 2020	September 2020	26.875	13.4
February 2020	March 2020	26.875	13.4
August 2019	September 2019	26.875	13.4
February 2019	March 2019	26.875	13.4
August 2018	September 2018	27.024	13.5
[1] The accrual is based on an estimate of shares outstanding as of the record date and the common share accrual is recorded as “dividends payable on common shares” on the Consolidated Balance Sheets; the prior year common share amount was reclassified into this line item from “accounts payable, accrued expenses, and other liabilities” to conform to the current year presentation.